Sep. 11, 2018
THE HARTFORD CONSERVATIVE ALLOCATION FUND
The Hartford Conservative Allocation Fund

SEPTEMBER 11, 2018

SUPPLEMENT TO

hartford MULTI-STRATEGY funds PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH JULY 31, 2018

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

(1)

At a meeting held on August 7-8, 2018, the Board of Directors of The Hartford Mutual Funds, Inc. approved the following changes to Class R3, R4 and R5 shares effective November 1, 2018: (1) reclassifying the administrative service fees as sub-transfer agency fees, a component of the overall transfer agency fee; and (2) changing the maximum amount of transfer agency fees that can be charged under the current transfer agency agreement (i.e. the Specified Amount set forth in the transfer agency agreement). Effective November 1, 2018, the new Specified Amount for Classes R3, R4, and R5 will be 0.22%, 0.17%, and 0.17%, respectively. Accordingly, in the section entitled “Your Expenses” in the summary section for each Fund in the above referenced Statutory Prospectus, the following is added to the “Total other expenses” footnote in the Annual Fund Operating Expenses table:

Effective November 1, 2018, the administrative service fees of 0.20% (Class R3), 0.15% (Class R4) and 0.10% (Class R5) will be reclassified as sub-transfer agency fees, a component of the overall transfer agency fee. In addition, the new Specified Amount (i.e. the maximum amount of transfer agency fees that can be charged under the current transfer agency agreement) for Classes R3, R4, and R5 will be 0.22%, 0.17%, and 0.17%, respectively, effective November 1, 2018.

This Supplement should be retained with your Statutory Prospectus for future reference.